LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of future payments associated with the Company's operating lease liabilities

As of December 31, 2020, future payments associated with the Company’s operating lease liabilities were as follows (in thousands):

Operating
Leases
2021	$348
2022	60
Total lease payments	408
Less: imputed interest	(18)
Total operating lease liability future lease payments	$390

Schedule of operating lease liabilities

Reported as of December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Current portion of operating lease liabilities included within other current liabilities	$333	$645
Non-current portion of operating lease liabilities	57	390
Total	$390	$1,035

Schedule of additional information related to operating leases

	December 31,
	2020	2019
Weighted average remaining operating lease term (in years)	0.8	2.1
Weighted average discount rate	11.3%	11.0%